Note 3 - Balance Sheet Components - Prepaid Expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid clinical trial costs (current portion)	$ 1,171,077	$ 0
Prepaid insurance premiums	107,876	123,248
Prepaid rent	13,045	13,045
Other prepaid expenses	34,000	19,947
Total prepaid expenses	$ 1,325,998	$ 156,240